Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Expenses
Consulting fees	$ 223	$ 265
Depreciation	210	186
Directors' fees, salaries and benefits	1,522	1,103
Exploration expenses	3,115	2,413
General and administrative	4,919	2,882
Professional fees	2,601	2,166
Share-based compensation	2,392	3,013
Share of loss on investment in joint venture	59	1
Recovery on grant of mineral property option	(1,379)	0
Gains on remeasurement of investment in GRC	0	(123,653)
Share of loss in associate	0	2,931
Expenses (Income), by nature	13,662	(108,693)
Operating income (loss)	(13,662)	108,693
Other items
Dividend income	802	0
Gain on government loan forgiveness	10	0
Gain on modification of margin loan	834	0
Interest income	53	8
Other income	4	0
Accretion of rehabilitation provisions	(19)	(4)
Financing costs	(1,748)	(146)
Gain on settlement of litigation	0	760
Net foreign exchange loss	(683)	(116)
Net income (loss) for the year before taxes	(14,409)	109,195
Current income tax expense	(11)	0
Deferred income tax recovery (expense)	1,220	(9,011)
Net income (loss) for the year	(13,200)	100,184
Shareholders of the Company	(13,200)	100,355
Non-controlling interests	0	(171)
Unrealized loss on short-term investments	(26)	(50)
Unrealized gain (loss) on long-term investments	(60,940)	9,257
Deferred tax recovery (expense) on long-term investments	8,227	(1,250)
Items that may be reclassified subsequently to net income or loss:
Foreign currency adjustment reclassified to net income	0	857
Foreign currency translation adjustments	3,706	(2,436)
Total comprehensive income (loss) for the year	(62,233)	106,562
Shareholders of the Company	(62,233)	106,733
Non-controlling interests	$ 0	$ (171)
Basic income (loss) per share (in CAD per share)	$ (0.09)	$ 0.67
Diluted income (loss) per share (in CAD per share)	$ (0.09)	$ 0.66
Basic (in shares)	154,045,370	149,407,112
Diluted (in shares)	154,045,370	152,509,190